Earnings per share - Schedule of Computation of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	€ 3,701	€ 3,548
Average number of shares (in millions of shares)	2,499.9	2,523.9
EPS - basic (in euros per share)	€ 1.48	€ 1.41
EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	€ 3,701	€ 3,548
Diluted average number of shares (in millions of shares)	2,511.0	2,536.8
EPS - diluted (in euros per share)	€ 1.47	€ 1.40